Segment reporting - Schedule of Detailed Information about Revenue from Customers Based on Geographical Market (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of operating segments [abstract]
Number of operating segments | segment	1
Disclosure of geographical areas [line items]
Revenue	$ 586,321	$ 489,682	$ 91,434
Europe
Disclosure of geographical areas [line items]
Revenue	307,220	157,587	63,510
USA
Disclosure of geographical areas [line items]
Revenue	241,370	273,036	9,430
Rest of World
Disclosure of geographical areas [line items]
Revenue	$ 37,731	$ 59,059	$ 18,494